Shareholders' Equity - 2015 Share Incentive Plan (Details) - shares	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 02, 2010
Stock-based compensation
Awards that could be granted		3,346,000	5,728,000	2,962,000	4,711,000
Stock Options
Stock-based compensation
Outstanding stock options at the end of the period (in shares)		234,000	923,000	1,022,000	1,038,000
Amended and Restated 2007 Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)						10,000,000
Awards that could be granted	0
Amended and Restated 2007 Plan | Stock Options
Stock-based compensation
Outstanding stock options at the end of the period (in shares)		234,000
Amended and Restated 2007 Plan | Restricted share units
Stock-based compensation
Outstanding other than stock options at the end of the period (in shares)		1,037,000
2015 Share Incentive Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)	6,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right (in shares)	1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)	1.75
Maximum shares available for grant as a percentage of total outstanding shares (as a percent)		3.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants (as a percent)		110.00%
2015 Share Incentive Plan | Stock Options
Stock-based compensation
Outstanding stock options at the end of the period (in shares)		0
2015 Share Incentive Plan | Restricted share units
Stock-based compensation
Outstanding other than stock options at the end of the period (in shares)		1,441,000